Disposal group held for sale and disposal of subsidiaries - Schedule of Results of Disposal of Subsidiary Included in Consolidated Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	₨ 97,063	$ 1,136	₨ 81,319		₨ 78,223
Expenses	(99,014)	(1,159)	(88,234)		(91,872)
Profit / (loss) before tax	10,034	$ 117	8,142		(2,470)
ReNew Sun Waves Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	1,899		1,717
Expenses	(1,567)		(1,461)
Profit / (loss) before tax	332		256
Income tax expense	(99)		(66)
(Loss)/ profit after tax	233		190
Climate Connect Digital Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	0		16
Expenses	(15)		(51)
Profit / (loss) before tax	(15)		(36)
Income tax expense			(36)
(Loss)/ profit after tax	₨ (15)
Renew Solar Urja Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income			1,816		2,255
Expenses			(1,577)		(1,698)
Profit / (loss) before tax			239		557
Income tax expense			(74)		(357)
(Loss)/ profit after tax			₨ 165		₨ 200
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income | $				$ 380		$ 722
Expenses | $				(1,061)		(543)
Profit / (loss) before tax | $				(682)		179
Income tax expense | $				174		(30)
(Loss)/ profit after tax | $				$ (508)		$ 149